Cover Page	Aug. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	Creatd, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-39500
Entity Tax Identification Number	87-0645394
Entity Address, Address Line One	1111B S Governors Ave # 20721
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19904
City Area Code	646
Local Phone Number	859-5747
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001357671
Amendment Flag	false